Issued Capital (Tables)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Issued Capital [Abstract]
Schedule of Issued Capital
Consolidated
2023	2022
$	$
150,842,248	86,586,794

Consolidated
2022	2021
$	$
86,586,794	45,852,107

Schedule of Ordinary Shares Movements During Years
	Consolidated
	2023	2023	2022	2022
	$	No. of shares	$	No. of shares
(a) Ordinary shares - movements during year

At start of year	86,586,794	1,292,334,028	45,852,106	1,068,411,224
Issues of new shares – placements[1]	13,000,000	63,414,635	400,000	5,000,000
Issues of new shares – acquistion[2]	49,088,139	218,169,506	-	-
Issues of new shares – employees and directors’	-	-	-	10,000,000
Exercise of options	2,027	2,027	40,274,243	207,650,638
Shares in lieu of advisor fees[3]	2,945,288	13,090,170	450,000	1,272,166
Share issue costs[4]	(780,000)	-	(389,555)	-
At end of year	150,842,248	1,587,010,366	86,586,794	1,292,334,028
[1]	On 9 December 2022, the Group raised $13 million from a placement of 63,414,635 shares with a small consortium of US and international institutional investors with significant healthcare experience in the US, Europe and Asia.
[2]	On 4 August 2022, the Company completed the acquisition on APIRx Pharmaceuticals via the issuance of 218,169,506 IHL ordinary shares to the stakeholders of APIRx in an all–scrip transaction.
[3]	On 4 August 2022, the Company issued 13,090,170 IHL ordinary shares to Ryba LLC as lead M&A Advisors on the APIRx acquisition.
[4]	On 9 December 2022, the Group incurred $780k of share issue cost from Bell Potter relating to the share placement completed during the period.

	Consolidated
	2022	2022
	$	No. of shares
(a) Ordinary shares - movements during year

At start of year	45,852,107	1,068,411,224
Issues of new shares – placements	400,000	5,000,000
Issues of new shares – share based payments[1]	-	10,000,000
Exercise of options	40,274,243	207,650,638
Shares in lieu of advisor fees	450,000	1,272,166
Share issue costs	(389,555)	-
At end of year	86,586,794	1,292,334,028
[1]	The fair value of shares issued to employees and Directors expensed during the period has been recorded through the share base payment equity reserve refer to note 13 for further details. Ordinary shares entitle the holder to participate in dividends and the proceeds on winding up of the Company in proportion to the number of shares held. On a show of hands, every shareholder present at a meeting is entitled to one vote and upon a poll each share is entitled to one vote. Ordinary shares have no par value, and the Company does not have a limited amount of authorised capital.